License Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
License Agreements
5.	License Agreements
Biogen Idec
In March 2011, the Company entered into the first amended and restated collaboration agreement with Biogen Idec MA, Inc. (the “Biogen 1st ARCA”), which amended and restated the collaboration agreement with Biogen (the “Biogen OCA”), to provide for the discovery, development and commercialization of small molecule BTK inhibitors. In December 2013, the Company entered into a second amended and restated collaboration agreement with Biogen, to provide the Company with an exclusive worldwide license to develop, manufacture and commercialize vecabrutinib, a BTK inhibitor synthesized under the Biogen 1st ARCA, solely for oncology indications. During the third quarter of 2017, the Company made a milestone payment of $2.5 million to Biogen upon the dosing of the first patient in a Phase 1b/2 study to assess the safety and activity of vecabrutinib in patients with advanced
B-cell
malignancies after two or more prior therapies, including ibrutinib or other covalent BTK inhibitor for those patients with malignancies for which a BTK inhibitor is approved, and including patients with BTK C481 mutations. The payment was recorded in the research and development expenses line item in the consolidated statement of operations. The Company may also be required to make tiered royalty payments based on percentages of net sales of vecabrutinib, if any, in the mid-single-digits.
Takeda Oncology
In March 2011, Takeda Oncology purchased and exclusively licensed Biogen’s rights to a PDK1 inhibitor program and a pan-Raf inhibitor program which were both originally developed through a collaboration agreement between Sunesis and Biogen. In January 2014, the Company entered into an amended and restated license agreement with Takeda Oncology (the “Amended Takeda Agreement”), to provide the Company with an exclusive worldwide license to develop and commercialize preclinical inhibitors of PDK1. In December 2019, the Company partitioned the Amended Takeda Agreement into two separate agreements: (i) an amended and restated license agreement for PDK (the “PDK Agreement”), and (ii) an amended and restated license agreement for RAF (the “Millennium RAF Agreement”). Pursuant to the PDK Agreement, the Company may in the future be required to make up to $9.1 million in pre-commercialization
milestone payments depending on its development of PDK1 inhibitors and tiered royalty payments depending on related product sales, if any, in the mid-single
digits.
DOT-1
In December 2019, Takeda Oncology assigned the Millennium RAF Agreement to
DOT-1,
a venture capital-funded biopharmaceutical company. The Company entered into a concurrent license agreement with
DOT-1.
Pursuant to this agreement, the Company received a $2.0 million upfront payment from
DOT-1
to grant
DOT-1
a worldwide, exclusive license of
TAK-580.
The agreement also includes up to $57.0 million in
pre-commercialization,
event-based milestone payments and royalty payments on future sales of
TAK-580.
The Company recognized the $2.0 million upfront payment as revenue in 2019 upon execution of the contract. All future event-based milestone and royalty payments are considered fully constrained and therefore, no revenue has been recognized during the three and nine months ended September 30, 2020.
Denovo
In December 2019, the Company entered into the Denovo License Agreement, pursuant to which Sunesis licensed vosaroxin intellectual property to Denovo, received an upfront payment of $0.2 million, and is eligible to receive up to $57.0 million in regulatory and commercial milestones payments and double-digit royalty payments on future sales of vosaroxin. The Company recognized as revenue the $0.1 million of the upfront payment in 2019 and the remaining $0.1 million during the first quarter of 2020 when the identified performance obligation was satisfied. All future event-based milestone and royalty payments are considered fully constrained and therefore, no revenue has been recognized on these fully constrained variable consideration during the three and nine months ended September 30, 2020.

6.	License Agreements
Biogen Idec
The first amended and restated collaboration agreement with Biogen Idec MA, Inc. (the “Biogen 1st ARCA”) amended and restated the collaboration agreement with Biogen (the “Biogen OCA”), to provide for the discovery, development and commercialization of small molecule BTK inhibitors. Under this agreement, the Company no longer has research obligations, but licenses granted to Biogen with respect to the research collaboration under the Biogen OCA (other than the licenses transferred to Takeda Oncology under the Takeda Agreement) remain in effect. In December 2018, the Company entered into a settlement agreement with Biogen whereas Biogen will no longer be obligated to pay future event-based payments or royalty payments to the Company.
In December 2013, the Company entered into a second amended and restated collaboration agreement with Biogen, to provide the Company with an exclusive worldwide license to develop, manufacture and commercialize vecabrutinib, a BTK inhibitor synthesized under the Biogen 1st ARCA, solely for oncology indications. During the third quarter of 2017, the Company made a milestone payment of $2.5 million to Biogen upon the dosing of the first patient in a Phase 1b/2 study to assess the safety and activity of vecabrutinib in patients with advanced
B-cell
malignancies after two or more prior therapies, including ibrutinib or other covalent BTK inhibitor for those patients with malignancies for which a BTK inhibitor is approved, and including patients with BTK C481 mutations. The payment was recorded in the research and development expenses line item in the consolidated statement of operations. The Company may also be required to make tiered royalty payments based on percentages of net sales of vecabrutinib, if any, in the mid-single-digits.
Takeda Oncology
In March 2011, Takeda Oncology purchased and exclusively licensed Biogen’s rights to a PDK1 inhibitor program and a pan-Raf inhibitor program which were both originally developed through a collaboration agreement between Sunesis and Biogen. In January 2014, the Company entered into an amended and restated license agreement with Takeda Oncology (the “Amended Takeda Agreement”), to provide the Company with an exclusive worldwide license to develop and commercialize preclinical inhibitors of PDK1. In December 2019, the Company partitioned the Amended Takeda Agreement into two separate agreements: (i) an amended and restated license agreement for PDK (the “PDK Agreement”), and (ii) an amended and restated license agreement for RAF (the “Millennium RAF Agreement”). Pursuant to the PDK Agreement, the Company may in the future be required to make up to $9.2 million in pre-commercialization
milestone payments depending on its development of PDK1 inhibitors and tiered royalty payments depending on related product sales, if any, beginning in the mid-single-digits
and not to exceed the
low-teens.
DOT-1
In December 2019, Takeda Oncology assigned the Millennium RAF Agreement to
DOT-1,
a venture capital-funded biopharmaceutical company. The Company entered into a concurrent license agreement with
DOT-1.
Pursuant to this agreement, the Company received a $2.0 million upfront payment from
DOT-1
to grant
DOT-1
a worldwide, exclusive license of
TAK-580.
The agreement also includes up to $57.0 million in
pre-commercialization,
event-based milestone payments and royalty payments on future sales of
TAK-580.
The Company recognized the $2.0 million upfront payment as revenue upon inception of the contract as identified performance obligation has been satisfied. As of December 31, 2019, all future event-based payments and royalty payments are considered fully constrained variable considerations and therefore, no contract assets have been recorded and no revenue have been recognized on these variable considerations.
Denovo
In December 2019, the Company entered into the Denovo License Agreement, pursuant to which Sunesis licensed vosaroxin intellectual property to Denovo, received an upfront payment of $0.2 million, and is eligible to receive up to $57.0 million in regulatory and commercial milestones payments and double-digit royalty payments on future sales of vosaroxin. The Company recognized $0.1 million of the upfront payment as revenue in 2019 when the identified performance obligation has been satisfied and the remaining $0.1 million has been recorded as deferred revenue as part of other accrued liabilities on the Company’s consolidated balance sheet as of December 31, 2019. As of December 31, 2019, all future event-based payments and royalty payments are considered fully constrained variable considerations and therefore, no contract assets have been recorded and no revenue have been recognized on these variable considerations.